DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATIONS
Schedule of assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Company's consolidated financial statements

	For the years ended December 31,
	2020	2021*	2022	2022
	RMB	RMB	RMB	US$
Revenue	21,667,354	16,334,363	—	—
Cost of revenue	(21,389,399)	(17,313,107)	—	—
Gross profit (loss)	277,955	(978,744)	—	—
Selling expenses	(687,328)	(364,917)	—	—
General and administrative expenses	(566,169)	(530,479)	(31,617)	(4,584)
Research and development expenses	(87,671)	(51,465)	—	—
Other operating income, net	35,753	243,391	—	—
Total operating expenses	(1,305,415)	(703,470)	(31,617)	(4,584)
Loss from discontinued operations	(1,027,460)	(1,682,214)	(31,617)	(4,584)
Interest income	19,200	15,099	—	—
Interest expenses	(55,430)	(32,613)	—	—
Foreign exchange loss	(3,715)	(2,367)	—	—
Gains on disposal	—	3,179,323	—	—
Other income	56,315	37,570	—	—
Other expense	(8,614)	(41,309)	(6,847)	(993)
(Loss) Income before income taxes	(1,019,704)	1,473,489	(38,464)	(5,577)
Income tax expense	(3,086)	—	—	—
Net (loss) income from discontinued operations	(1,022,790)	1,473,489	(38,464)	(5,577)

*

Including the financial results of discontinued operations of Store+ and BEST express delivery services from January 1, 2021 to November 30, 2021 and from January 1, 2021 to December 8, 2021, respectively.

Summary of total financial results presented in continuing operations from Discontinued Operations after the disposals transactions as intra-entity transactions

	For the years ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Revenue
Freight delivery	6,271	45,664	6,621
Supply chain management	4,500	16,547	2,399
Others	42,162	20,080	2,911
Total revenue	52,933	82,291	11,931
Cost of revenue
Freight delivery	(4,274)	(34,262)	(4,967)
Supply chain management	(3,390)	(5,315)	(771)
Others	(4,036)	(13,761)	(1,995)
Total cost of revenue	(11,700)	(53,338)	(7,733)
Interest income	4,671	—	—